ACQUISITIONS	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS
On close of business March 27, 2015, the Company acquired 100% of the outstanding common shares of DCB, the holding company for Preston State Bank, in exchange for a combination of cash and stock amounting to total consideration of $29,681. Under the terms of the acquisition, 68 common shareholders received 923,133 shares of the Company’s common stock in exchange for 1,378,345 shares of DCB. With the acquisition, the Company expanded its market to the Dallas/Fort Worth metroplex. Results of operations of the acquired company were included in the Company’s results beginning March 28, 2015. Acquisition-related costs of $403 are included in other operating expenses in the Company’s consolidated statement of earnings for the year ended December 31, 2015. The fair value of the common shares issued as part of the consideration paid for DCB was determined based upon the closing price of the Company’s common shares on the acquisition date.
On close of business April 10, 2015, the Company acquired 100% of the outstanding common shares of TLB in exchange for combination of cash and stock amounting to total consideration of $14,215. Under the terms of the acquisition, 124 common shareholders received 280,160 shares of the Company’s common stock in exchange for 594,779 shares of TLB. Results of operations were included in the Company’s results beginning April 11, 2015. Acquisition-related costs of $239 are included in other operating expenses in the Company’s consolidated statement of earnings for the year ended December 31, 2015. The fair value of the common shares issued as part of the consideration paid for TLB was determined based upon the closing price of the Company’s common shares on the acquisition date.

On close of business August 6, 2016, the Company acquired certain assets and liabilities comprised of a branch location in Denton, Texas (the "Denton Branch"), which resulted in the addition of approximately $4,659 in assets and liabilities. The Company acquired the bank premises at 4101 Wind River Lane in Denton, Texas and recorded it at fair market value of $2,075. Other assets acquired, at fair value, included cash of $2,399, core deposit intangible of $42, goodwill of $141 and loans of $2. Liabilities assumed included non-interest bearing deposits of $581, interest bearing deposits of $4,047 and other liabilities of $30. Consideration paid by the Company for the acquired assets and assumed liabilities of $66 was netted against the cash received. Acquisition-related costs of $41 are included in other operating expenses in the Company’s consolidated statement of earnings for the year ended December 31, 2016.
Goodwill of $8,670 for DCB, $3,815 for TLB, and $140 for the Denton Branch arising from the acquisitions consisted largely of synergies and the cost savings resulting from the combining of the operations of the companies. Goodwill of $141 is expected to be deductible for income taxes purposes. The following table summarizes the consideration paid for DCB and TLB and the fair value of the assets acquired and liabilities assumed recognized at the acquisition date:
Consideration:

	DCB	TLB
Cash	$8,449	$7,771
Equity instruments	21,232	6,444
Contingent consideration	—	—
Fair value of total consideration transferred	$29,681	$14,215

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisitions, March 27, 2015 and April 10, 2015, respectively.

	DCB	TLB
Cash	$5,794	$8,124
Investment securities available for sale	2,862	19,794
Loans, net of discount of $1,389 and $468, respectively	118,154	43,568
Accrued interest receivable	299	173
Premises and equipment	199	2,664
Nonmarketable equity securities	168	—
Core deposit intangible	968	534
Other assets	1,726	1,558
Total assets acquired	130,170	76,415

Noninterest-bearing deposits	25,607	16,702
Interest-bearing deposits	68,844	48,794
Subordinated debentures	5,155	—
Other liabilities	9,553	519
Total liabilities assumed	109,159	66,015
Net assets acquired (liabilities assumed)	21,011	10,400
Total consideration paid	29,681	14,215
Goodwill	$8,670	$3,815

The fair value of net assets acquired includes fair value adjustments to certain receivables that were not considered impaired as of the acquisition date (“acquired performing loans”). The fair value adjustments were determined using discounted contractual cash flows. However, the Company believes that all contractual cash flows related to these financial instruments will be collected. As such, these receivables were not considered impaired at the acquisition date and were not subject to the guidance relating to purchased credit impaired loans, which have shown evidence of credit deterioration since origination. Acquired performing loans had fair value and gross contractual amounts receivable of $118,154 and $119,543, respectively for DCB, $43,568 and $44,036, respectively for TLB, and $2 and $2, respectively for the Denton Branch on the date of acquisition.